Income Taxes - Summary of the Components of Income Tax for Period (Income) / Charge (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current tax
Current year	€ 54	€ 220	€ 33
Adjustments to prior years	(36)	47	(46)
Current tax	18	267	(13)
Deferred tax
Origination / (reversal) of temporary differences	23	397	102
Changes in tax rates / bases	(30)	(550)	93
Changes in deferred tax assets as a result of recognition / write off of previously not recognized / recognized tax losses, tax credits and deductible temporary differences	(35)	(45)	(54)
Non-recognition of deferred tax assets	17	41	33
Reconciliation between standard and effective tax
Income before tax	751	2,534	610
Differences due to the effect of:
Non deductible expenses	(28)	(28)	(21)
Adjustments prior year	48	(45)	12
Deferred tax	22	(201)	185
Income tax for the period (income) / charge	40	65	€ 172
Aegon N.V [member]
Current tax
Current year	(2)	(1)
Current tax	(2)	(1)
Reconciliation between standard and effective tax
Income before tax	(124)	(43)
Tax on income on Dutch corporate income tax rate	31	11
Differences due to the effect of:
Non deductible expenses	(5)	(11)
Adjustments prior year	24
Income tax for the period (income) / charge	€ (2)	€ (1)